FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS - SCHEDULES OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Marketable securities	$ 11,622	$ 11,622	$ 0
Liabilities:
Contingent consideration arrangements		27,400	300	$ 40,800
Fair Value on a Recurring Basis
Long-term investments:
Total	15,663	15,271	77,872
Liabilities:
Contingent consideration arrangements	32,167	28,993	20,615
Fair Value on a Recurring Basis | Money Market Funds
Assets:
Cash equivalents	4,041	3,649	57,057
Fair Value on a Recurring Basis | Time Deposits
Assets:
Cash equivalents			13,405
Fair Value on a Recurring Basis | Equity security
Assets:
Marketable securities	11,622	11,622
Long-term investments:
Marketable equity security			7,410
Fair Value on a Recurring Basis | Level 1
Long-term investments:
Total	15,663	15,271	64,467
Liabilities:
Contingent consideration arrangements	0	0	0
Fair Value on a Recurring Basis | Level 1 | Money Market Funds
Assets:
Cash equivalents	4,041	3,649	57,057
Fair Value on a Recurring Basis | Level 1 | Time Deposits
Assets:
Cash equivalents			0
Fair Value on a Recurring Basis | Level 1 | Equity security
Assets:
Marketable securities	11,622	11,622
Long-term investments:
Marketable equity security			7,410
Fair Value on a Recurring Basis | Level 2
Long-term investments:
Total	0	0	13,405
Liabilities:
Contingent consideration arrangements	0	0	0
Fair Value on a Recurring Basis | Level 2 | Money Market Funds
Assets:
Cash equivalents	0	0	0
Fair Value on a Recurring Basis | Level 2 | Time Deposits
Assets:
Cash equivalents			13,405
Fair Value on a Recurring Basis | Level 2 | Equity security
Assets:
Marketable securities	0	0
Long-term investments:
Marketable equity security			0
Fair Value on a Recurring Basis | Significant Unobservable Inputs (Level 3)
Long-term investments:
Total	0	0	0
Liabilities:
Contingent consideration arrangements	32,167	28,993	20,615
Fair Value on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Money Market Funds
Assets:
Cash equivalents	0	0	0
Fair Value on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Time Deposits
Assets:
Cash equivalents			0
Fair Value on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Equity security
Assets:
Marketable securities	$ 0	$ 0
Long-term investments:
Marketable equity security			$ 0